LEASES -Summary of components of lease cost (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating lease cost:
Amortization of land use right	$ 3,300
Operating lease cost	1,409
Short-term lease cost	1,049
Total lease cost	$ 5,758